PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 109.0%
Asset-Backed Securities 15.9%
Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-02A, Class D, 144A	3.040%	09/22/25		5,000	$4,686,927
Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020	10/15/29		1,700	1,592,942
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		800	716,478
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		740	908,496
Series 2020-02, Class F, 144A	5.763	02/25/28		700	691,826
Series 2021-01, Class E, 144A	2.365	09/25/28		334	326,852
Series 2021-02, Class F, 144A	4.393	12/26/28		600	568,849

Santander Bank Auto Credit-Linked Notes, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	568,947
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	938,637
					10,999,954
Collateralized Loan Obligations 12.2%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.813(c)	10/20/34		7,500	7,172,051
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	4,450	4,553,348
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	266,634
Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	3.524(c)	05/17/31		11,250	11,089,220
Bilbao CLO DAC (Ireland), Series 4A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.200(c)	04/15/36	EUR	5,900	5,830,536
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300(c)	08/15/30	EUR	5,000	5,136,928
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	8,250	8,525,348

Carlyle Euro CLO Ltd. (Ireland), Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	9,082,286

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	500	$533,524
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.300(c)	04/25/36	EUR	12,750	13,099,202

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.813(c)	10/20/34		4,500	4,248,544
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.750(c)	10/15/34	EUR	9,000	9,332,886
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	2.688(c)	10/20/29		750	729,730
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.013(c)	10/20/31		500	483,496
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.700(c)	07/15/32	EUR	8,050	8,348,498
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.945(c)	01/18/34		4,500	4,323,528
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.128(c)	02/20/31		250	241,844
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.794(c)	10/15/34		10,000	9,567,588
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.744(c)	10/15/34		15,000	14,142,321
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.813(c)	10/20/34		8,700	8,220,378
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	8,643,214
St. Paul’s CLO DAC (Ireland), Series 4A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	9,675,406

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	2.634%(c)	01/15/31	1,750	$1,742,272
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.939(c)	10/29/34	6,000	5,766,373
				150,755,155
Consumer Loans 0.4%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31	600	499,445
OneMain Financial Issuance Trust, Series 2018-01A, Class C, 144A	3.770	03/14/29	1,000	997,025
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	1,100	1,084,273
Series 2019-A, Class D, 144A	6.220	08/08/25	1,300	1,300,189
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28	400	378,799
Series 2021-A, Class D, 144A	5.400	03/08/28	500	475,765
				4,735,496
Other 1.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	3.356(c)	04/25/23	5,130	5,076,331
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.468(c)	06/25/24	10,600	10,336,817
				15,413,148

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.8%
European Residential Loan Securitisation (Ireland), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.471%(c)	11/25/60	EUR	3,478	$3,667,702
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	1.500(c)	09/27/75	EUR	5,661	5,972,937
					9,640,639
Student Loans 0.4%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		797	181,464
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	3.071(cc)	01/16/46		1,287	1,266,168
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		2,261	2,197,613

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.256(c)	11/29/24		278	277,560
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.256(c)	11/29/24		1,116	1,115,834
					5,038,639

Total Asset-Backed Securities (cost $211,288,235)					196,583,031
Bank Loans 2.8%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.711(c)	04/21/28		1,243	1,207,149
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.260(c)	04/06/24		941	923,137

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals 0.2%
Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.560%(c)	03/18/28	1,638	$1,589,081
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 3 Month LIBOR + 3.000%	4.006(c)	10/01/25	506	488,483
				2,077,564
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	4.928(c)	08/12/28	750	728,544
Computers 0.3%
McAfee Corp., Tranche B-1 Term Loan, Term SOFR + 4.000%	4.842(c)	03/01/29	1,925	1,820,087
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.810(c)	02/01/28	1,798	1,741,458
				3,561,545
Insurance 0.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.310(c)	02/19/28	282	270,705
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	11/03/24	711	685,004
New B-9 Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	07/31/27	644	607,786
				1,563,495
Investment Companies 0.4%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 1 Month EURIBOR + 7.750% (Cap N/A, Floor 0.000%)^	—(p)	02/22/30	4,300	4,537,488
Media 0.2%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.125(c)	07/17/25	642	608,946

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
September 2019 Term Loan, 1 Month LIBOR + 2.500%	3.375%(c)	04/15/27		1,091	$1,031,495
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	4.092(c)	08/24/26		871	259,777
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26		203	203,607

iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	05/01/26		582	557,580
					2,661,405
Metal Fabricate/Hardware 0.1%
Tank Holding Corp., Initial Term Loan, Term SOFR + 6.000%^	6.800(c)	03/31/28		1,775	1,721,750
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25		2,105	2,233,054
Pharmaceuticals 0.2%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	03/01/24		2,178	2,135,822
Real Estate Investment Trusts (REITs) 0.1%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%^	3.310(c)	04/23/26		764	737,455
Retail 0.6%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	7,300	7,513,642
Telecommunications 0.2%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	3.310(c)	03/15/27		631	591,271

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	4.310%(c)	05/27/24	1,637	$1,446,145
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/10/24	858	764,789
				2,802,205

Total Bank Loans (cost $36,815,291)				34,404,255
Commercial Mortgage-Backed Securities 8.5%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35	4,900	4,588,256
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	5,000	4,637,958
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	91,893
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	200,417
Series 2018-CHRS, Class D, 144A	4.266(cc)	08/05/38	250	212,111

Barclays Commercial Mortgage Trust, Series 2019-C04, Class XB, IO	1.144(cc)	08/15/52	43,170	2,912,520
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.525(c)	10/15/36	6,163	5,915,310
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36	3,700	3,615,690
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	3.640(c)	11/15/37	1,769	1,713,375
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.025(c)	05/15/36	5,000	4,843,469
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.525(c)	05/15/36	2,100	2,015,720
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.254(c)	05/15/35	91	89,087
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.554(c)	05/15/35	320	305,391

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808%(cc)	12/10/36	250	$213,420
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	250	205,543
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.351(cc)	03/25/26	1,084	46,194
Series K066, Class X1, IO	0.750(cc)	06/25/27	7,379	233,779
Series K103, Class X1, IO	0.638(cc)	11/25/29	149,823	6,040,567
Series KC02, Class X1, IO	0.381(cc)	03/25/24	75,718	402,381

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	2.536(c)	08/01/23	5,500	5,399,419
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	5.425(c)	10/15/36	3,090	2,905,907
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	175	162,917
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.613(cc)	07/05/31	8,800	8,615,321
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	9,825	9,594,907
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	4.265(c)	06/15/38	5,900	5,515,976

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	7,125	5,014,118
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	20,580	18,494,503
Series 2019-MEAD, Class XA, IO, 144A	0.007(cc)	11/10/36	297,065	337,674

Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	5.375(c)	05/15/31	11,200	10,602,134

Total Commercial Mortgage-Backed Securities (cost $110,724,841)				104,925,957
Corporate Bonds 56.1%
Advertising 0.1%
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	1,608	1,459,706

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	2.700%	02/01/27	1,035	$952,424
Sr. Unsec’d. Notes	3.825	03/01/59	1,500	1,044,223
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,750	2,314,402
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	675	617,342
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	8,225	7,537,212

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A(a)	6.950	01/17/28	540	552,859
				13,018,462
Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	1,100	990,332
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	2,325	2,093,474
				3,083,806
Airlines 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,925	1,860,058
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,522,336
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	695	724,366
Sr. Unsec’d. Notes	5.250	05/04/25	1,545	1,612,668

United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates(h)	2.700	11/01/33	419	361,446
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,350	1,303,477
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	375,556
				7,759,907
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	875	740,162

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes	4.750%	01/15/43		4,225	$3,485,991
Sr. Unsec’d. Notes	5.291	12/08/46		45	39,623
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28		550	481,192
Sr. Unsec’d. Notes	3.350	11/01/22		980	979,862
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		970	922,872
Sr. Unsec’d. Notes	5.150	04/01/38		1,250	1,166,475
Sr. Unsec’d. Notes	6.250	10/02/43		80	81,995
Sr. Unsec’d. Notes	6.800	10/01/27		1,810	1,962,620

General Motors Financial Co., Inc., Sr. Unsec’d. Notes(a)	3.600	06/21/30		1,365	1,227,064
					11,087,856
Auto Parts & Equipment 0.8%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26		850	790,425
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26		1,271	1,224,081
Gtd. Notes(a)	6.500	04/01/27		1,350	1,282,693
Gtd. Notes(a)	6.875	07/01/28		1,500	1,447,877

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26		1,700	850,015
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		250	247,711
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		3,015	2,884,534
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31		1,190	893,412
					9,620,748
Banks 9.6%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	215,036
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31		2,845	2,548,242

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625%(ff)	01/24/32(oo)	2,015	$1,773,637
Bangkok Bank PCL (Thailand), Sub. Notes, 144A(a)	3.466(ff)	09/23/36	2,115	1,824,791
Bank Mandiri Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750	04/11/24	475	473,879
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	5,800	5,676,051
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	3,685	3,390,962
Sr. Unsec’d. Notes(v)	2.592(ff)	04/29/31	2,820	2,474,894
Sr. Unsec’d. Notes, MTN(v)	2.884(ff)	10/22/30	2,450	2,215,715
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	926,731
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	750	691,491
Sub. Notes, MTN	4.250	10/22/26	460	465,157
Sub. Notes, MTN(v)	4.450	03/03/26	1,820	1,845,865
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,444,336
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	600	599,775
Sub. Notes	4.836	05/09/28	1,270	1,254,589
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	670	599,518
Sr. Unsec’d. Notes, 144A, MTN(a)	3.052(ff)	01/13/31	2,020	1,795,798
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	898,867
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	6,505,756
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	551,401
Sr. Unsec’d. Notes(v)	2.976(ff)	11/05/30	8,950	8,088,656

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A(v)	3.869(ff)	01/12/29	1,100	1,030,345
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750	05/02/24	2,020	262,600
Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,200	156,000

Discover Bank, Sr. Unsec’d. Notes	2.700	02/06/30	3,275	2,857,122
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,192,005
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	258,585
Sr. Unsec’d. Notes	3.850	01/26/27	150	149,297
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,033,263

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375%	02/04/30	2,000	$1,651,764
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	575,414
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	7,572,814
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	1,859,342
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.709(c)	07/30/22(oo)	61	60,140
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	15,910,076
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	95	91,587
Sub. Notes(v)	2.956(ff)	05/13/31	1,195	1,068,473

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900	03/12/24	200	201,461
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	3,275	2,941,078
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN(v)	3.772(ff)	01/24/29	3,780	3,691,906
Sr. Unsec’d. Notes, GMTN(v)	4.431(ff)	01/23/30	5,500	5,548,654
Sr. Unsec’d. Notes, MTN(v)	2.943(ff)	01/21/33	6,820	6,084,864
Sub. Notes, GMTN	4.350	09/08/26	2,000	2,025,220
Sub. Notes, MTN	3.950	04/23/27	1,750	1,729,633
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	1,300	1,312,827
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	300	304,287

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	5.506(c)	09/30/24	5,340	5,192,915
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	668,183
U.S. Bancorp, Jr. Sub. Notes(v)	3.700(ff)	01/15/27(oo)	3,660	3,035,772
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	200	180,433
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	310	312,186

VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22	2,240	112,000
Wells Fargo & Co., Sr. Unsec’d. Notes(v)	3.068(ff)	04/30/41	3,150	2,607,417
				118,938,810

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550%	01/23/49	1,320	$1,441,179
Building Materials 0.9%
Cemex SAB de CV (Mexico),
Gtd. Notes(a)	5.200	09/17/30	583	547,305
Gtd. Notes(a)	5.450	11/19/29	1,917	1,845,803
Gtd. Notes, 144A	5.450	11/19/29	595	572,902
Gtd. Notes, 144A	7.375	06/05/27	560	582,073

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	175	129,788
Griffon Corp., Gtd. Notes	5.750	03/01/28	2,010	1,940,101
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	795	794,196
Owens Corning, Sr. Unsec’d. Notes(a)	4.400	01/30/48	600	525,794
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	1,983,712
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,668,272
				10,589,946
Chemicals 1.2%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	4.500	01/10/28	1,325	1,279,646
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	100	101,607
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	1,675	1,664,515
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250	11/15/41	220	228,144
Eurochem Finance DAC (Russia), Gtd. Notes, 144A	5.500	03/13/24	1,390	557,129
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49	1,280	1,133,249
MEGlobal Canada ULC (Kuwait), Gtd. Notes, EMTN	5.875	05/18/30	1,000	1,073,124

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	3.750%	06/23/31		875	$727,398
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		4,060	4,064,727
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		730	670,118
Gtd. Notes(a)	5.875	03/27/24		1,450	1,456,239

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		10	9,967
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24		2,125	796,021
Sr. Sec’d. Notes, 144A	10.875	08/01/24		524	526,861

Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		430	391,647
					14,680,392
Commercial Services 1.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		978	904,841
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		2,076	2,060,075
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		2,825	2,288,153
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	608,637
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	372,274

DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	630,356
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	87,444
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	340,631
Global Payments, Inc., Sr. Unsec’d. Notes(a)	2.650	02/15/25		605	588,036
La Financiere Atalian SASU (France),
Gtd. Notes	4.000	05/15/24	EUR	3,307	3,142,989
Gtd. Notes(a)	5.125	05/15/25	EUR	1,800	1,687,275

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125%	04/30/29	EUR	3,700	$3,316,999
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		2,700	2,426,148
Gtd. Notes	3.875	02/15/31		225	204,347
Gtd. Notes	5.250	01/15/30		658	659,677
					19,317,882
Computers 0.3%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A(a)	5.375	10/31/26		535	497,514
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	3,137,406
					3,634,920
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		3,500	3,051,247
Diversified Financial Services 2.5%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,250,000
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24		2,930	2,990,153
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	3.157(c)	05/31/25		6,300	6,300,000
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	330,762
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		1,740	1,642,117
Gtd. Notes, 144A(a)	6.000	01/15/27		800	777,034
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,600	1,387,801
Gtd. Notes(a)	4.000	09/15/30		900	763,742
Gtd. Notes	5.375	11/15/29		1,750	1,626,495
Gtd. Notes	6.625	01/15/28		625	625,798

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250%	02/15/29		1,800	$1,514,119
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	810,178
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,225	4,644,074
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,236,665
					30,898,938
Electric 4.4%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30		3,955	3,615,155
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		1,295	1,241,673
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,469,750
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31		1,175	1,047,443
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		4,000	3,732,517

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27		637	569,343
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	268,812
CMS Energy Corp., Jr. Sub. Notes(a)	4.750(ff)	06/01/50		1,550	1,449,862
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		2,655	2,637,859
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		2,625	2,493,750
DTE Energy Co.,
Sr. Unsec’d. Notes	2.950	03/01/30		345	313,651
Sr. Unsec’d. Notes, Series C	3.400	06/15/29		607	571,537

Electricidad Firme de Mexico Holdings SA de CV (Mexico), Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	952,654
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	1,981,150
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		2,050	2,014,396
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		560	550,274

FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		2,407	1,850,304

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Kallpa Generacion SA (Peru), Gtd. Notes, 144A	4.125%	08/16/27		1,310	$1,226,145
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes, 144A	4.375	06/18/26		2,000	1,838,259
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,108,841
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28		225	225,406
Gtd. Notes, 144A	3.375	02/15/29		200	177,665
Gtd. Notes, 144A(a)	3.625	02/15/31		3,275	2,880,255
Gtd. Notes, 144A	3.875	02/15/32		1,000	879,976
Gtd. Notes, 144A	5.250	06/15/29		2,000	1,958,728

Pacific Gas & Electric Co., First Mortgage	4.550	07/01/30		1,750	1,634,385
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	1,106	966,133
PG&E Corp., Sr. Sec’d. Notes(a)	5.250	07/01/30		1,446	1,336,528
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,950,184
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	841,237
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,105,434
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		800	746,148
Gtd. Notes, 144A	5.000	07/31/27		405	396,299
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	735,807
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	2,930,403
					54,697,963
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	571,577
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,260,443
					1,832,020

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.0%
Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750%	02/15/31		665	$595,059
Energy-Alternate Sources 0.2%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27		2,595	2,011,510
Engineering & Construction 0.9%
AECOM, Gtd. Notes	5.125	03/15/27		750	748,549
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	2,500	1,999,109
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	4,200	3,559,691
IHS Holding Ltd. (Nigeria), Gtd. Notes, 144A(a)	6.250	11/29/28		1,770	1,617,380
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,090,106
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,000	758,443

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		1,050	928,158
					11,701,436
Entertainment 2.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		902	691,044
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,470	1,487,014
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		1,175	1,002,095

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,100,189
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	57	59,226
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	849	953,475

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Codere Finance 2 Luxembourg SA (Spain), (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%(a)	13.625%	11/30/27(d)		256	$236,574

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%^	7.500	11/30/27(d)	EUR	332	306,595
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29		225	201,081
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		2,800	2,820,967
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		1,475	1,516,011
Magallanes, Inc., Gtd. Notes, 144A	5.141	03/15/52		810	724,669
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		3,375	3,059,007
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	2,887,939
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		1,100	872,101
Gtd. Notes, 144A(a)	5.875	09/01/31		1,525	1,197,777

Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		1,775	1,872,720
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		3,000	3,051,811
					25,040,295
Foods 2.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		250	218,006
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,744,038

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	3,247	3,464,374
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	3,362,770

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000%	12/15/28		1,344	$1,119,945
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		2,907	2,945,287
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	24,354
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		585	539,941
Gtd. Notes	4.875	10/01/49		1,832	1,713,474
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		750	695,516
Gtd. Notes, 144A	4.375	01/31/32		750	692,171

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	5,700	6,141,097
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	4.250	04/15/31		2,000	1,851,485
Gtd. Notes, 144A	5.875	09/30/27		1,251	1,281,012

Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		500	438,823
					26,232,293
Forest Products & Paper 0.1%
Suzano Austria GmbH (Brazil), Gtd. Notes(a)	6.000	01/15/29		1,230	1,264,540
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		200	199,167
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,289,132
Sr. Unsec’d. Notes	5.875	08/20/26		2,250	2,287,379

Ferrellgas Escrow LLC, Sr. Sec’d. Notes^	8.956	03/30/31		6,500	6,500,000
					10,275,678
Healthcare-Products 0.2%
DH Europe Finance II Sarl, Gtd. Notes(a)	1.350	09/18/39	EUR	775	624,264

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29		500	$451,403
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		325	287,885
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	334,402
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	223,823
					1,921,777
Healthcare-Services 1.1%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		1,475	1,280,570
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		175	180,962
Gtd. Notes	5.875	02/15/26		200	209,867
Gtd. Notes	7.500	11/06/33		2,000	2,355,000
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,819,835

Humana, Inc., Sr. Unsec’d. Notes	3.125	08/15/29		1,110	1,036,191
MEDNAX, Inc., Gtd. Notes, 144A	5.375	02/15/30		100	88,150
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25		1,150	1,103,575
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		1,750	1,778,416
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28		2,250	2,195,984
Sr. Sec’d. Notes, 144A	4.625	06/15/28		305	294,057
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,200	1,190,676
Sr. Unsec’d. Notes	6.750	06/15/23		600	612,630
					14,145,913
Home Builders 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		675	581,152
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		825	694,993
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		175	157,144

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc., (cont’d.)
Gtd. Notes	6.750%	03/15/25	500	$491,303
Gtd. Notes	7.250	10/15/29	3,358	3,147,107
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,079,190
Gtd. Notes, 144A	6.250	09/15/27	275	257,916
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	979,486

Century Communities, Inc., Gtd. Notes, 144A(a)	3.875	08/15/29	800	692,030
KB Home,
Gtd. Notes	4.000	06/15/31	615	531,206
Gtd. Notes	6.875	06/15/27	941	987,543

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	2,963,746
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	275	270,401
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	02/15/28	1,925	1,699,492
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(a)	5.875	06/15/27	400	401,216
Gtd. Notes, 144A	6.625	07/15/27	1,225	1,225,509
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	2,680	2,527,630
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	350	353,329
Gtd. Notes, 144A	5.875	04/15/23	150	151,081
				19,191,474
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	2,675	2,305,628
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	250	222,028
				2,527,656

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance 0.0%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		75	$74,835
Internet 0.8%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32		2,835	2,389,762
United Group BV (Netherlands),
Sr. Sec’d. Notes	3.125	02/15/26	EUR	5,100	4,694,903
Sr. Sec’d. Notes	4.875	07/01/24	EUR	1,125	1,165,802
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	1,150	1,058,655
					9,309,122
Leisure Time 0.7%
Saga PLC (United Kingdom), Gtd. Notes	5.500	07/15/26	GBP	7,300	8,242,596
Lodging 0.7%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,870	1,731,428
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	222,189
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	913,018
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		2,160	1,738,489
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		1,500	1,365,242
Gtd. Notes(a)	5.500	04/15/27		500	487,112
Gtd. Notes	5.750	06/15/25		50	49,918
Gtd. Notes(a)	6.750	05/01/25		450	457,164

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125(c)	08/08/25		200	185,267
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,600	1,314,953
					8,464,780

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500%	05/01/32		3,800	$3,344,145
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		1,300	1,146,540
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		1,000	829,481
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		1,350	1,311,357
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	93,522
Sr. Sec’d. Notes	5.375	05/01/47		205	188,279
Sr. Sec’d. Notes	5.750	04/01/48		500	484,427
Sr. Sec’d. Notes	6.384	10/23/35		1,515	1,612,538
Sr. Sec’d. Notes	6.484	10/23/45		50	51,722
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,480	1,207,947
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30		1,475	1,158,817
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	3,344,864
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		5,940	1,126,106
Sec’d. Notes, 144A	5.375	08/15/26		1,000	326,861
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47		645	589,174
Gtd. Notes	5.300	05/15/49		2,220	2,059,952
DISH DBS Corp.,
Gtd. Notes(a)	7.375	07/01/28		500	391,227
Gtd. Notes	7.750	07/01/26		4,570	3,906,574

iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26		350	345,208
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	6.625	06/01/27		1,875	1,901,719
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.250	01/15/30	GBP	2,000	2,187,290
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	581,478

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	2,530	2,268,218
					30,457,446

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 1.5%
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	3.375%	11/01/28	1,405	$1,236,109
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500	04/01/25	4,600	4,650,895
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN(a)	5.315	04/14/32	820	802,695
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,710	1,828,119
Newmont Corp., Gtd. Notes	2.800	10/01/29	1,075	983,014
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	1,500	1,382,750
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40	760	789,858
Vedanta Resources Finance II PLC (India), Gtd. Notes(a)	13.875	01/21/24	2,430	2,467,150
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	5,000	4,204,463
				18,345,053
Oil & Gas 5.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,606,908
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25	2,700	2,644,821
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	139,928

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	2,950	20,060
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	974	1,057,251
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,525	1,531,685
Gtd. Notes, 144A	9.000	11/01/27	1,104	1,498,036
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	2,325	2,365,420

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	3,080	3,015,981

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250%	04/15/27		1,600	$1,607,556
Sr. Unsec’d. Notes	4.400	04/15/29		1,500	1,493,599
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		475	484,962
Gtd. Notes, 144A	5.875	02/01/29		425	436,216

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		150	149,057
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,100	1,102,983
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		1,525	1,596,475
Continental Resources, Inc., Gtd. Notes	3.800	06/01/24		2,282	2,297,538
Devon Energy Corp., Sr. Unsec’d. Notes	5.875	06/15/28		1,105	1,149,134
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	6.875	04/29/30		373	375,955
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,500	1,531,747
Sr. Unsec’d. Notes, 144A	6.625	07/15/25		2,000	2,067,094
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		1,000	982,235
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,992	1,890,920
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,320	1,228,819
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	2,000	938,282
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	1,250	472,538
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	660,914
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	653,925
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/28		700	709,586

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25		2,380	2,270,900
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.500	06/30/27		1,900	1,894,753
Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,070	2,057,018
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,800	1,797,540
Gtd. Notes, 144A	7.125	02/01/27		1,400	1,468,393

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Nabors Industries, Inc., Gtd. Notes	5.750%	02/01/25		375	$361,073
Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26		1,580	1,637,318
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	350	418,287
Gtd. Notes	5.600	01/03/31		1,000	986,865
Gtd. Notes	6.625	01/16/34	GBP	730	915,427
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,295	1,673,102
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	800	730,433
Gtd. Notes	5.350	02/12/28		241	212,958
Gtd. Notes	6.500	03/13/27		5,732	5,487,231
Gtd. Notes	6.500	01/23/29		100	90,263
Gtd. Notes	6.625	06/15/35		400	322,919
Gtd. Notes	6.840	01/23/30		100	89,998
Gtd. Notes	7.690	01/23/50		1,545	1,200,256
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,298,381
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	456,588
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,280	1,214,289
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		700	587,275
Gtd. Notes, 144A	8.000	02/01/27		275	216,937

Tullow Oil PLC (Ghana), Sr. Sec’d. Notes, 144A	10.250	05/15/26		2,560	2,484,056
					65,581,885
Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	2,643	2,240,126
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28		1,000	903,740
					3,143,866

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	1,880	$1,751,899
Sr. Unsec’d. Notes	4.700	05/14/45	715	710,934
Sr. Unsec’d. Notes(v)	4.750	03/15/45	1,150	1,143,666

AdaptHealth LLC, Gtd. Notes, 144A(a)	4.625	08/01/29	700	602,787
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	90	71,583
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,250	798,658
Gtd. Notes, 144A	5.000	02/15/29	1,100	658,670
Gtd. Notes, 144A	5.250	01/30/30	1,175	687,065
Gtd. Notes, 144A	5.250	02/15/31	4,025	2,365,227
Gtd. Notes, 144A	6.250	02/15/29	1,250	779,190
Gtd. Notes, 144A	7.000	01/15/28	1,650	1,125,521
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	923,683
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	90	88,735
Sr. Unsec’d. Notes	4.350	11/15/47	45	44,952
Cigna Corp.,
Gtd. Notes	3.400	03/01/27	40	39,370
Gtd. Notes	4.375	10/15/28	115	116,713

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	25,511
Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	2,702,242
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	691,931
Viatris, Inc., Gtd. Notes	4.000	06/22/50	1,495	1,107,173
				16,435,510
Pipelines 1.6%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A (original cost $2,720,000; purchased 05/10/21)(f)	5.750	06/15/33	2,720	2,254,497
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	2,800	2,802,598

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)	2,900	$2,580,594
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	613,672
Sr. Unsec’d. Notes	5.000	05/15/50	1,900	1,715,491
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,573
Sr. Unsec’d. Notes	6.250	04/15/49	750	765,304

Enterprise Products Operating LLC, Gtd. Notes, Series D	4.875(ff)	08/16/77	400	337,152
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	25	22,440
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	1,600	1,480,493
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,438,139
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	198,753
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,800	1,672,570
Gtd. Notes, 144A	6.000	12/31/30	2,150	1,937,563
Gtd. Notes, 144A	7.500	10/01/25	1,250	1,285,176

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	71,484
				19,180,499
Real Estate 0.7%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes(a)	6.050	10/13/25	2,085	771,450
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,605,472
Howard Hughes Corp. (The),
Gtd. Notes, 144A(a)	4.125	02/01/29	4,000	3,730,612
Gtd. Notes, 144A(a)	5.375	08/01/28	920	895,924

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,891,898
				8,895,356

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.9%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050%	07/01/30		1,590	$1,495,087
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		2,000	1,572,532
Gtd. Notes	9.750	06/15/25		2,000	2,098,450
Sr. Unsec’d. Notes	4.750	02/15/28		3,000	2,511,464

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24		745	734,550
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31		505	449,655
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(a)	7.500	06/01/25		1,500	1,557,525
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		345	327,766
Gtd. Notes, 144A	4.500	09/01/26		75	71,695
Gtd. Notes, 144A	4.625	06/15/25		440	429,766
Gtd. Notes, 144A	4.625	12/01/29		285	267,986
					11,516,476
Retail 1.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		3,350	2,952,645
At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		550	442,879
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,839,182
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		2,900	2,804,449
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	900	911,191
Sr. Sec’d. Notes(a)	6.250	10/30/25	EUR	2,500	2,577,127
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,012,434

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/32		2,305	1,963,269
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29		825	604,777
Gtd. Notes, 144A(a)	3.875	10/01/31		850	605,084

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

JSM Global Sarl (Brazil), Gtd. Notes, 144A	4.750%	10/20/30		1,725	$1,394,106
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		1,675	1,634,228
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		2,425	2,406,509
					21,147,880
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		675	641,998
Gtd. Notes	3.400	05/01/30		875	805,145
					1,447,143
Software 0.0%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50		25	19,408
Telecommunications 4.1%
Altice France Holding SA (Luxembourg),
Gtd. Notes(a)	4.000	02/15/28	EUR	300	255,392
Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	851,307
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28	EUR	1,650	1,486,716
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	700	630,728
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		28	23,826
Sr. Unsec’d. Notes	3.500	09/15/53		1,073	863,706
Sr. Unsec’d. Notes(a)	3.550	09/15/55		2,795	2,231,056
Sr. Unsec’d. Notes	3.650	09/15/59		43	34,313
Sr. Unsec’d. Notes	3.800	12/01/57		956	790,120

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,980	1,785,715
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		1,125	1,083,592

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000%	12/31/26		550	$468,139
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25		2,142	2,081,850
Sr. Sec’d. Notes, 144A	8.750	05/25/24		6,000	5,737,270
Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	1,909,217

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		1,375	1,084,300
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,638	3,690,768
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		2,800	2,621,155
Intelsat Jackson Holdings SA Escrow (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		4,585	5
Gtd. Notes, 144A^	8.500	10/15/24(d)		75	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		75	—

Kaixo Bondco Telecom SA (Spain), Sr. Unsec’d. Notes, 144A	5.125	09/30/29	EUR	5,350	4,839,642
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		3,000	2,736,960
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		1,230	1,059,119
Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	3.125	09/15/26	EUR	6,283	6,232,053
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	620,713
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,895,230
T-Mobile USA, Inc., Sr. Sec’d. Notes	4.375	04/15/40		1,850	1,737,874
Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		1,710	1,406,734
					50,157,500
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450	01/15/53		245	243,645

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570%	01/21/32	505	$448,130
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	97	97,603
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24	650	662,103
				1,451,481

Total Corporate Bonds (cost $784,276,557)				693,892,249
Municipal Bonds 0.8%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	1,210	1,232,902
Puerto Rico 0.7%
Commonwealth of Puerto Rico, Sub. Series CW NT Claims	0.000(cc)	11/01/43	12,833	6,673,333
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	700	702,905
Revenue Bonds, Series A-1	5.000	07/01/58	1,780	1,809,762
				9,186,000

Total Municipal Bonds (cost $10,655,535)				10,418,902
Residential Mortgage-Backed Securities 8.0%
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.856(c)	10/25/28	119	118,418
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.456(c)	04/25/29	124	123,918
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.606(c)	07/25/29	702	699,183
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.006(c)	10/25/29	1,148	1,146,573

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	5.006%(c)	08/26/30	466	$467,149
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.606(c)	06/25/30	4,481	4,466,919
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.534(c)	03/25/31	2,280	2,249,489
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	1.984(c)	09/25/31	900	869,089

BVRT Financing Trust, Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.367(c)	09/12/26	8,614	8,570,849
Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.773(c)	08/29/22	6,437	6,386,881
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.156(c)	09/25/31	730	726,855
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	3.106(c)	10/25/39	313	310,358
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	3.056(c)	01/25/40	1,202	1,191,421
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	3.684(c)	10/25/41	3,670	3,192,631
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	6.834(c)	03/25/42	695	685,013
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.706(c)	11/25/28	52	51,439
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.806(c)	04/25/29	90	89,502
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	4.034(c)	04/25/34	3,590	3,383,383
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	3.406(c)	05/25/30	549	550,265
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.156(c)	10/25/30	745	745,874

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500%	11/25/35	3,789	$536,070
Fannie Mae REMICS, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,434,801
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.984(c)	08/25/33	6,150	5,455,635
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	4.234(c)	11/25/41	2,250	1,962,979
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	6.106(c)	06/25/50	560	574,428
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	7.006(c)	08/25/50	4,190	4,388,301
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	5.384(c)	10/25/50	630	651,330
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.333(c)	10/25/50	243	243,552
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.584(c)	12/25/50	3,240	2,988,388
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	4.106(c)	03/25/50	138	137,717
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	4.606(c)	07/25/50	479	478,720
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	6.256(c)	09/25/50	1,080	1,103,913
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.634(c)	01/25/34	2,320	2,082,072
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.934(c)	09/25/41	2,190	1,899,980
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	3,886	3,769,454
Series 2019-137, Class IO, IO	3.000	11/20/49	5,236	798,938
Series 2019-159, Class IJ, IO	3.500	12/20/49	932	183,413

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.606%(c)	10/25/28		34	$34,416
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.656(c)	05/25/29		138	137,670

Loan Revolving Advance Investment Trust, Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.625(c)	06/30/23		11,800	11,719,051
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.756(c)	01/25/48		142	140,264
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	3.484(c)	04/25/34		3,900	3,645,069
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.838(c)	12/25/22		3,504	3,478,170
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.906(c)	02/27/24		5,676	5,578,255
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.856(c)	02/25/23		1,720	1,709,550
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.656(c)	08/25/25		1,300	1,283,434

Radnor Re Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	4.284(c)	11/25/31		3,700	3,561,005
Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555(c)	07/30/75	EUR	2,278	2,434,689
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	451
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	392	413,319

Total Residential Mortgage-Backed Securities (cost $102,241,768)					98,850,243

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 3.3%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400%	03/09/23		4,000	$3,910,821
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		735	645,783
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,818	1,824,023
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	1,090	796,501
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,550,364
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		3,370	3,374,347

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	141,201
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,056,656
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	513,575
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	137,552
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	419,168
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,670	1,783,317
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		388	364,492
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	195,060
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	200,830

Lembaga Pembiayaan Ekspor Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	800,381
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.625	11/21/25		1,710	1,626,552
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, 144A	8.250	04/15/24		1,699	1,376,602
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	912,908
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		3,300	3,522,228

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875%	10/29/35	EUR	3,103	$2,789,676
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	224,756
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	790,899
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,391	2,332,968
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	918,382
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	2,110	1,596,967
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		508	391,622

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,208,844
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/22		100	68,500
Sr. Unsec’d. Notes	7.750	09/01/24		430	168,318
Sr. Unsec’d. Notes	8.994	02/01/24		200	80,300
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,355	520,041
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		3,550	2,431,750
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		520	226,525
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		650	260,975

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		100	104,921

Total Sovereign Bonds (cost $50,267,904)					40,267,805
U.S. Government Agency Obligations 8.9%
Federal National Mortgage Assoc.	3.000	TBA		9,000	8,570,039
Federal National Mortgage Assoc.	3.000	TBA		40,000	38,020,792
Federal National Mortgage Assoc.	3.500	TBA		10,000	9,796,875
Federal National Mortgage Assoc.	3.500	TBA		40,000	39,095,446
Federal National Mortgage Assoc.	4.000	TBA		15,000	14,952,182

Total U.S. Government Agency Obligations (cost $109,715,215)					110,435,334
U.S. Treasury Obligations 3.3%
U.S. Treasury Bonds(h)(k)	2.250	05/15/41		11,620	9,884,262
U.S. Treasury Bonds(h)(k)	2.375	02/15/42		4,989	4,324,060
U.S. Treasury Bonds(k)	3.000	11/15/44		165	155,770
U.S. Treasury Bonds(k)	3.000	05/15/45		865	816,884

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Bonds(k)	3.125%	02/15/43	4,825	$4,675,727
U.S. Treasury Bonds(k)	3.625	02/15/44	1,765	1,845,528
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	269,124
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	151,225
U.S. Treasury Strips Coupon(k)(v)	1.781(s)	08/15/40	12,460	6,806,762
U.S. Treasury Strips Coupon(v)	1.810(s)	02/15/40	4,360	2,441,430
U.S. Treasury Strips Coupon(k)	1.960(s)	05/15/41	785	410,224
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	65,068
U.S. Treasury Strips Coupon(k)	2.058(s)	02/15/39	1,200	703,313
U.S. Treasury Strips Coupon	2.071(s)	08/15/41	220	113,773
U.S. Treasury Strips Coupon(k)(v)	2.208(s)	05/15/39	2,435	1,408,400
U.S. Treasury Strips Coupon(k)(v)	2.340(s)	02/15/43	7,190	3,502,597
U.S. Treasury Strips Coupon(v)	2.394(s)	11/15/43	2,247	1,065,657
U.S. Treasury Strips Coupon	2.423(s)	11/15/40	640	344,625
U.S. Treasury Strips Coupon(v)	2.437(s)	05/15/44	2,230	1,035,730
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	531,978

Total U.S. Treasury Obligations (cost $50,058,227)				40,552,137

	Shares
Common Stocks 1.4%
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $81,798; purchased 02/28/19)*^(f)	677	85,302
Entertainment 0.0%
Codere New Topco SA (Spain)^	12,376	—
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)	14,838	3,041,790
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	10,516	277,307
Oil, Gas & Consumable Fuels 1.1%
Chesapeake Energy Corp.	134,120	13,060,606
Chesapeake Energy Corp. Backstop Commitment	771	75,080
		13,135,686

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	44,309	$1,332,039

Total Common Stocks (cost $6,154,193)		17,872,124

	Units
Rights* 0.0%
Diversified Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	4,639	8,843
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	4,639	1,630

Total Rights (cost $0)		10,473
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $0)	1,488,709	6,997

Total Long-Term Investments (cost $1,472,197,766)		1,348,219,507

Shares
Short-Term Investments 6.9%
Affiliated Mutual Fund 4.7%
PGIM Institutional Money Market Fund (cost $58,846,338; includes $58,809,224 of cash collateral for securities on loan)(b)(we)	58,909,138	58,862,010

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Unaffiliated Fund 1.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $22,112,237)	22,112,237	$22,112,237
Options Purchased*~ 0.4%
(cost $6,707,579)		5,263,525

Total Short-Term Investments (cost $87,666,154)		86,237,772

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 115.9% (cost $1,559,863,920)		1,434,457,279
Options Written*~ (0.2)%
(premiums received $6,589,412)		(2,595,309)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 115.7% (cost $1,553,274,508)		1,431,861,970
Liabilities in excess of other assets(z) (15.7)%		(194,669,214)

Net Assets 100.0%		$1,237,192,756

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $30,639,277 and 2.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,843,059; cash collateral of $58,809,224 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,801,798. The aggregate value of $2,339,799 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	103,990	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	102,140	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	204,280	—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	109,770	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	102,010	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	106,840	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	102,010	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	106,830	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	106,830	219
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	65,840	1,514

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		65,840	$135
iTraxx.XO.37.V1, 06/20/27	Call	Barclays Bank PLC	06/15/22	4.25%	5.00%(Q)	iTraxx.XO.37. V1(Q)	EUR	45,030	181,959
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		109,770	313,668
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		103,990	297,152
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		102,140	291,865
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		204,280	583,730
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		106,840	627,968
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		106,830	467,162
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		102,010	386,513
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		102,010	386,514
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		106,830	519,728
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		65,840	218,768
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)		65,840	295,885
iTraxx.XO.37.V1, 06/20/27	Put	Barclays Bank PLC	06/15/22	4.25%	iTraxx.XO.37. V1(Q)	5.00%(Q)	EUR	45,030	529,575
iTraxx.XO.37.V1, 06/20/27	Put	Bank of America, N.A.	07/20/22	6.00%	iTraxx.XO.37. V1(Q)	5.00%(Q)	EUR	45,030	161,170
Total Options Purchased (cost $6,707,579)									$5,263,525

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	109,770	$(5,640)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	103,990	(6,084)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	102,140	(5,976)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	204,280	(11,952)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	06/15/22	0.85%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	211,641	(639,404)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	106,840	(15,096)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	106,830	(17,792)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	102,010	(24,372)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	102,010	(24,372)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	106,830	(81,936)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	65,840	(109,362)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	65,840	(145,441)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	06/15/22	0.85%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	211,641	(178,079)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	109,770	(29,530)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	103,990	(27,975)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	102,140	(27,477)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	204,280	(54,954)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	06/15/22	1.10%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		53,730	$(5,181)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		106,840	(165,671)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		106,830	(147,669)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		102,010	(101,977)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		102,010	(101,977)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		106,830	(212,658)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		65,840	(96,979)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		65,840	(146,692)
GS_21-PJ2A††^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(S)	GS_21-PJ2A(M)		23,300	(801)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		44,920	(1,428)
iTraxx.EUR.37.V1, 06/20/27	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	iTraxx.EUR.37. V1(Q)	EUR	202,635	(175,515)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	10,000	(33,319)
Total Options Written (premiums received $6,589,412)									$(2,595,309)
††	The value of the contract, GS_21-PJA and GS_21-PJ2A, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
794	2 Year U.S. Treasury Notes	Sep. 2022	$167,614,640	$172,150
1,671	5 Year U.S. Treasury Notes	Sep. 2022	188,744,680	272,737

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Futures contracts outstanding at May 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
646	10 Year U.S. Treasury Notes	Sep. 2022	$77,166,722	$(215,212)
395	10 Year U.S. Ultra Treasury Notes	Sep. 2022	50,751,330	155,845
				385,520
Short Positions:
294	5 Year Euro-Bobl	Sep. 2022	39,522,400	34,035
204	10 Year Euro-Bund	Sep. 2022	33,273,308	44,725
140	20 Year U.S. Treasury Bonds	Sep. 2022	19,521,250	53,643
120	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	18,690,000	136,832
97	Euro Schatz Index	Jun. 2022	11,467,275	190,256
				459,491
				$845,011
Forward foreign currency exchange contracts outstanding at May 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/02/22	Bank of America, N.A.	BRL	8,711	$1,811,000	$1,831,936	$20,936	$—
Expiring 06/02/22	Citibank, N.A.	BRL	32,447	6,840,632	6,823,318	—	(17,314)
Expiring 06/02/22	Citibank, N.A.	BRL	6,069	1,183,000	1,276,356	93,356	—
Expiring 06/02/22	HSBC Bank PLC	BRL	8,846	1,713,000	1,860,140	147,140	—
Expiring 06/02/22	Morgan Stanley & Co. International PLC	BRL	6,830	1,372,000	1,436,347	64,347	—
Expiring 06/02/22	UBS AG	BRL	9,980	1,962,000	2,098,742	136,742	—
Expiring 07/05/22	Citibank, N.A.	BRL	73,547	15,104,945	15,317,784	212,839	—
British Pound,
Expiring 07/19/22	HSBC Bank PLC	GBP	1,079	1,335,000	1,359,576	24,576	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	GBP	145	180,820	182,529	1,709	—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	2,469	3,106,467	3,111,682	5,215	—
Expiring 07/19/22	UBS AG	GBP	451	566,936	568,033	1,097	—
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	2,720,694	3,331,000	3,293,673	—	(37,327)
Expiring 06/15/22	Citibank, N.A.	CLP	2,678,588	3,243,000	3,242,700	—	(300)
Expiring 06/15/22	HSBC Bank PLC	CLP	2,561,794	3,102,000	3,101,308	—	(692)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	2,525,168	$3,094,000	$3,056,969	$—	$(37,031)
Expiring 06/15/22	UBS AG	CLP	622,719	729,000	753,864	24,864	—
Chinese Renminbi,
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	97,969	14,654,000	14,641,549	—	(12,451)
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	8,299,239	2,035,000	2,197,095	162,095	—
Expiring 06/15/22	BNP Paribas S.A.	COP	5,036,956	1,244,000	1,333,456	89,456	—
Expiring 06/15/22	Citibank, N.A.	COP	13,622,292	3,525,000	3,606,292	81,292	—
Expiring 06/15/22	Citibank, N.A.	COP	11,763,414	3,085,000	3,114,182	29,182	—
Expiring 06/15/22	Citibank, N.A.	COP	9,338,277	2,290,000	2,472,165	182,165	—
Expiring 06/15/22	Citibank, N.A.	COP	3,986,926	965,000	1,055,477	90,477	—
Expiring 06/15/22	HSBC Bank PLC	COP	7,717,320	1,989,000	2,043,041	54,041	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	44,368,643	11,560,656	11,745,913	185,257	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	14,202,699	3,669,000	3,759,945	90,945	—
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	47,433	2,017,000	2,046,911	29,911	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CZK	60,708	2,574,000	2,619,746	45,746	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	31,929	1,407,000	1,377,834	—	(29,166)
Euro,
Expiring 07/19/22	Bank of America, N.A.	EUR	7,666	8,093,420	8,252,059	158,639	—
Expiring 07/19/22	Barclays Bank PLC	EUR	202	213,844	217,530	3,686	—
Expiring 07/19/22	HSBC Bank PLC	EUR	2,046	2,166,000	2,201,815	35,815	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	1,608	1,700,000	1,730,892	30,892	—
Expiring 07/19/22	Standard Chartered Bank	EUR	1,628	1,751,000	1,752,154	1,154	—
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	11,043	11,836,177	11,887,028	50,851	—
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	1,054	1,112,849	1,134,278	21,429	—
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	504	534,471	542,306	7,835	—
Expiring 07/19/22	UBS AG	EUR	4,352	4,610,028	4,684,322	74,294	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/22	UBS AG	EUR	565	$598,747	$607,856	$9,109	$—
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	3,007,854	8,522,039	8,082,622	—	(439,417)
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	436,291	5,694,000	5,610,521	—	(83,479)
Expiring 06/15/22	Citibank, N.A.	INR	348,400	4,540,000	4,480,270	—	(59,730)
Expiring 06/15/22	HSBC Bank PLC	INR	385,436	4,957,000	4,956,549	—	(451)
Expiring 06/15/22	HSBC Bank PLC	INR	131,425	1,716,000	1,690,070	—	(25,930)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	2,869,563	37,181,348	36,901,363	—	(279,985)
Indonesian Rupiah,
Expiring 06/15/22	Bank of America, N.A.	IDR	52,754,685	3,637,000	3,629,181	—	(7,819)
Expiring 06/15/22	Citibank, N.A.	IDR	52,879,389	3,622,000	3,637,760	15,760	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	46,888,314	3,228,000	3,225,613	—	(2,387)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	33,626,467	2,316,000	2,313,283	—	(2,717)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	IDR	40,123,026	2,754,000	2,760,205	6,205	—
Expiring 06/15/22	Standard Chartered Bank	IDR	61,175,176	4,222,000	4,208,456	—	(13,544)
Israeli Shekel,
Expiring 06/15/22	HSBC Bank PLC	ILS	19,495	5,841,000	5,878,092	37,092	—
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	62,421	3,029,000	3,161,905	132,905	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	58,579	2,928,000	2,967,295	39,295	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	722,494	34,251,965	36,597,733	2,345,768	—
Expiring 06/15/22	UBS AG	MXN	84,777	4,136,000	4,294,339	158,339	—
New Taiwanese Dollar,
Expiring 06/15/22	Goldman Sachs International	TWD	112,964	3,979,000	3,897,802	—	(81,198)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	266,995	9,290,000	9,212,615	—	(77,385)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	82,968	2,878,000	2,862,815	—	(15,185)
Expiring 06/15/22	UBS AG	TWD	258,175	9,009,000	8,908,310	—	(100,690)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/15/22	UBS AG	TWD	167,397	$5,859,000	$5,776,029	$—	$(82,971)
New Zealand Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	2,506	1,710,104	1,631,751	—	(78,353)
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	13,556	3,576,627	3,643,125	66,498	—
Expiring 06/15/22	BNP Paribas S.A.	PEN	10,668	2,836,000	2,867,158	31,158	—
Expiring 06/15/22	Citibank, N.A.	PEN	6,489	1,693,000	1,744,046	51,046	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PEN	10,519	2,802,000	2,826,911	24,911	—
Expiring 06/15/22	Standard Chartered Bank	PEN	11,190	2,931,000	3,007,392	76,392	—
Philippine Peso,
Expiring 06/15/22	Citibank, N.A.	PHP	205,131	3,888,000	3,908,825	20,825	—
Expiring 06/15/22	Citibank, N.A.	PHP	132,217	2,506,000	2,519,423	13,423	—
Expiring 06/15/22	Citibank, N.A.	PHP	98,978	1,875,000	1,886,043	11,043	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	350,223	6,648,000	6,673,600	25,600	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	327,666	6,217,000	6,243,772	26,772	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	305,247	5,767,000	5,816,571	49,571	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	231,625	4,401,000	4,413,670	12,670	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	144,302	2,733,000	2,749,722	16,722	—
Expiring 06/15/22	Standard Chartered Bank	PHP	343,701	6,514,000	6,549,325	35,325	—
Expiring 06/15/22	Standard Chartered Bank	PHP	318,635	6,023,000	6,071,672	48,672	—
Expiring 06/15/22	Standard Chartered Bank	PHP	258,823	4,908,000	4,931,950	23,950	—
Expiring 06/15/22	Standard Chartered Bank	PHP	220,675	4,166,000	4,205,024	39,024	—
Expiring 06/15/22	Standard Chartered Bank	PHP	168,022	3,200,000	3,201,713	1,713	—
Expiring 06/15/22	Standard Chartered Bank	PHP	72,265	1,370,000	1,377,025	7,025	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 07/19/22	BNP Paribas S.A.	PLN	9,838	$2,192,000	$2,288,493	$96,493	$—
Expiring 07/19/22	BNP Paribas S.A.	PLN	7,702	1,796,000	1,791,667	—	(4,333)
Expiring 07/19/22	Citibank, N.A.	PLN	12,061	2,695,000	2,805,745	110,745	—
Expiring 07/19/22	HSBC Bank PLC	PLN	14,689	3,405,204	3,417,086	11,882	—
Expiring 07/19/22	HSBC Bank PLC	PLN	12,413	2,861,870	2,887,501	25,631	—
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	8,636	6,369,000	6,303,441	—	(65,559)
Expiring 06/15/22	Credit Suisse International	SGD	4,715	3,397,000	3,441,522	44,522	—
Expiring 06/15/22	Credit Suisse International	SGD	4,249	3,045,000	3,100,944	55,944	—
Expiring 06/15/22	HSBC Bank PLC	SGD	7,472	5,500,000	5,453,422	—	(46,578)
Expiring 06/15/22	HSBC Bank PLC	SGD	4,829	3,521,000	3,524,320	3,320	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	7,214	5,318,000	5,265,084	—	(52,916)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	5,349	3,893,000	3,903,732	10,732	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	10,536	7,607,000	7,689,932	82,932	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	5,635	4,144,000	4,113,064	—	(30,936)
Expiring 06/15/22	Standard Chartered Bank	SGD	5,669	4,177,000	4,137,983	—	(39,017)
Expiring 06/15/22	Standard Chartered Bank	SGD	5,133	3,702,000	3,746,291	44,291	—
Expiring 06/15/22	UBS AG	SGD	5,741	4,179,000	4,190,011	11,011	—
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	42,952	2,908,000	2,740,098	—	(167,902)
Expiring 06/15/22	HSBC Bank PLC	ZAR	13,898	864,000	886,597	22,597	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	41,168	2,700,538	2,626,316	—	(74,222)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	15,236	961,000	971,956	10,956	—
Expiring 06/15/22	UBS AG	ZAR	68,710	4,441,231	4,383,360	—	(57,871)
Expiring 06/15/22	UBS AG	ZAR	60,960	3,889,000	3,888,892	—	(108)
South Korean Won,
Expiring 06/15/22	HSBC Bank PLC	KRW	7,535,827	6,131,000	6,065,109	—	(65,891)
Expiring 06/15/22	HSBC Bank PLC	KRW	6,674,725	5,511,000	5,372,063	—	(138,937)
Expiring 06/15/22	HSBC Bank PLC	KRW	3,755,648	2,960,000	3,022,683	62,683	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/15/22	HSBC Bank PLC	KRW	3,679,799	$2,914,000	$2,961,637	$47,637	$—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	6,694,331	5,393,000	5,387,842	—	(5,158)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	17,747,682	14,003,000	14,283,984	280,984	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	3,872,879	3,069,000	3,117,034	48,034	—
Expiring 06/15/22	Standard Chartered Bank	KRW	4,424,989	3,632,000	3,561,393	—	(70,607)
Thai Baht,
Expiring 06/15/22	Citibank, N.A.	THB	242,956	6,983,000	7,102,600	119,600	—
Expiring 06/15/22	Goldman Sachs International	THB	203,978	6,131,000	5,963,124	—	(167,876)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	652,491	19,078,671	19,074,973	—	(3,698)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	557,480	16,142,000	16,297,428	155,428	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	193,757	5,770,000	5,664,300	—	(105,700)
Expiring 06/15/22	Standard Chartered Bank	THB	137,908	4,162,000	4,031,612	—	(130,388)
				$557,106,589	$561,123,588	6,730,218	(2,713,219)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/02/22	Citibank, N.A.	BRL	72,884	$15,105,547	$15,326,839	$—	$(221,292)
British Pound,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	826	1,032,605	1,041,593	—	(8,988)
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	32,644	42,586,895	41,148,084	1,438,811	—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	4,757	5,841,939	5,996,865	—	(154,926)
Chilean Peso,
Expiring 06/15/22	BNP Paribas S.A.	CLP	2,329,163	2,891,000	2,819,685	71,315	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/15/22	Goldman Sachs International	CLP	1,956,914	$2,336,000	$2,369,040	$—	$(33,040)
Expiring 06/15/22	HSBC Bank PLC	CLP	2,353,462	2,947,000	2,849,102	97,898	—
Expiring 06/15/22	UBS AG	CLP	3,715,366	4,659,000	4,497,823	161,177	—
Chinese Renminbi,
Expiring 08/23/22	Goldman Sachs International	CNH	16,912	2,475,000	2,527,545	—	(52,545)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	450,423	65,781,149	67,316,319	—	(1,535,170)
Colombian Peso,
Expiring 06/15/22	Citibank, N.A.	COP	12,098,162	3,041,000	3,202,802	—	(161,802)
Expiring 06/15/22	HSBC Bank PLC	COP	29,029,312	7,544,000	7,685,062	—	(141,062)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	17,859,220	4,685,000	4,727,953	—	(42,953)
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	12,317	540,851	531,521	9,330	—
Expiring 07/19/22	Goldman Sachs International	CZK	51,401	2,251,000	2,218,138	32,862	—
Euro,
Expiring 07/19/22	Bank of America, N.A.	EUR	11,803	12,696,653	12,704,649	—	(7,996)
Expiring 07/19/22	Bank of America, N.A.	EUR	4,188	4,431,548	4,508,356	—	(76,808)
Expiring 07/19/22	BNP Paribas S.A.	EUR	81,266	88,352,427	87,473,825	878,602	—
Expiring 07/19/22	HSBC Bank PLC	EUR	1,502	1,606,566	1,616,210	—	(9,644)
Expiring 07/19/22	Standard Chartered Bank	EUR	106,633	116,819,424	114,777,793	2,041,631	—
Hungarian Forint,
Expiring 07/19/22	Bank of America, N.A.	HUF	869,119	2,382,000	2,335,474	46,526	—
Expiring 07/19/22	Barclays Bank PLC	HUF	598,794	1,600,000	1,609,062	—	(9,062)
Expiring 07/19/22	Citibank, N.A.	HUF	755,765	2,085,000	2,030,872	54,128	—
Expiring 07/19/22	Citibank, N.A.	HUF	409,293	1,117,000	1,099,842	17,158	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	2,388,022	6,509,000	6,417,027	91,973	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	890,212	2,366,000	2,392,154	—	(26,154)
Expiring 07/19/22	UBS AG	HUF	598,814	1,650,000	1,609,116	40,884	—
Indian Rupee,
Expiring 06/15/22	BNP Paribas S.A.	INR	295,885	3,810,000	3,804,950	5,050	—
Expiring 06/15/22	Citibank, N.A.	INR	478,745	6,219,000	6,156,454	62,546	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/15/22	Credit Suisse International	INR	304,597	$3,911,000	$3,916,981	$—	$(5,981)
Expiring 06/15/22	Goldman Sachs International	INR	369,680	4,785,000	4,753,921	31,079	—
Expiring 06/15/22	HSBC Bank PLC	INR	939,419	12,122,000	12,080,523	41,477	—
Expiring 06/15/22	HSBC Bank PLC	INR	433,182	5,588,000	5,570,533	17,467	—
Expiring 06/15/22	HSBC Bank PLC	INR	154,020	1,980,000	1,980,635	—	(635)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	465,238	6,049,000	5,982,758	66,242	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	383,808	4,961,000	4,935,604	25,396	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	376,893	4,912,000	4,846,681	65,319	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	224,839	2,894,000	2,891,336	2,664	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	376,912	4,897,000	4,846,931	50,069	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	339,778	4,368,000	4,369,400	—	(1,400)
Indonesian Rupiah,
Expiring 06/15/22	Citibank, N.A.	IDR	33,983,226	2,357,000	2,337,826	19,174	—
Expiring 06/15/22	Goldman Sachs International	IDR	89,307,044	6,230,434	6,143,747	86,687	—
Expiring 06/15/22	Standard Chartered Bank	IDR	94,243,972	6,423,000	6,483,376	—	(60,376)
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	17,398	5,314,000	5,245,878	68,122	—
Expiring 06/15/22	Barclays Bank PLC	ILS	7,160	2,109,000	2,158,927	—	(49,927)
Expiring 06/15/22	Barclays Bank PLC	ILS	6,930	2,008,000	2,089,622	—	(81,622)
Expiring 06/15/22	Barclays Bank PLC	ILS	2,200	681,155	663,271	17,884	—
Expiring 06/15/22	Citibank, N.A.	ILS	20,854	6,378,000	6,287,854	90,146	—
Expiring 06/15/22	Citibank, N.A.	ILS	9,442	2,956,000	2,846,929	109,071	—
Expiring 06/15/22	Citibank, N.A.	ILS	8,429	2,577,000	2,541,354	35,646	—
Expiring 06/15/22	HSBC Bank PLC	ILS	13,912	4,237,000	4,194,745	42,255	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	10,436	3,202,000	3,146,606	55,394	—
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	39,235	1,864,000	1,987,436	—	(123,436)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/15/22	UBS AG	MXN	65,950	$3,100,000	$3,340,666	$—	$(240,666)
New Taiwanese Dollar,
Expiring 06/15/22	Citibank, N.A.	TWD	128,492	4,406,000	4,433,606	—	(27,606)
Expiring 06/15/22	Citibank, N.A.	TWD	78,672	2,670,000	2,714,552	—	(44,552)
Expiring 06/15/22	Goldman Sachs International	TWD	1,224,885	43,389,464	42,264,487	1,124,977	—
Expiring 06/15/22	HSBC Bank PLC	TWD	132,891	4,549,000	4,585,382	—	(36,382)
Expiring 06/15/22	HSBC Bank PLC	TWD	131,802	4,554,000	4,547,807	6,193	—
Expiring 06/15/22	HSBC Bank PLC	TWD	55,877	1,910,000	1,928,031	—	(18,031)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	81,872	2,761,000	2,824,981	—	(63,981)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	TWD	129,039	4,422,000	4,452,484	—	(30,484)
Philippine Peso,
Expiring 06/15/22	Bank of America, N.A.	PHP	296,074	5,657,000	5,641,771	15,229	—
Expiring 06/15/22	Bank of America, N.A.	PHP	185,198	3,540,000	3,529,004	10,996	—
Expiring 06/15/22	Barclays Bank PLC	PHP	399,378	7,629,000	7,610,260	18,740	—
Expiring 06/15/22	Barclays Bank PLC	PHP	158,125	3,024,000	3,013,114	10,886	—
Expiring 06/15/22	Citibank, N.A.	PHP	139,367	2,658,000	2,655,675	2,325	—
Expiring 06/15/22	Goldman Sachs International	PHP	215,336	4,126,000	4,103,285	22,715	—
Expiring 06/15/22	HSBC Bank PLC	PHP	191,634	3,646,000	3,651,634	—	(5,634)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	138,691	2,644,000	2,642,795	1,205	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	233,646	4,410,082	4,452,191	—	(42,109)
Expiring 06/15/22	Standard Chartered Bank	PHP	154,647	2,944,000	2,946,838	—	(2,838)
Expiring 06/15/22	Standard Chartered Bank	PHP	151,539	2,928,000	2,887,610	40,390	—
Singapore Dollar,
Expiring 06/15/22	Credit Suisse International	SGD	6,990	5,130,000	5,101,607	28,393	—
Expiring 06/15/22	Credit Suisse International	SGD	5,160	3,715,000	3,766,239	—	(51,239)
Expiring 06/15/22	Credit Suisse International	SGD	4,702	3,394,000	3,431,844	—	(37,844)
Expiring 06/15/22	Credit Suisse International	SGD	4,538	3,277,000	3,311,961	—	(34,961)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/15/22	Goldman Sachs International	SGD	3,699	$2,677,000	$2,700,050	$—	$(23,050)
Expiring 06/15/22	HSBC Bank PLC	SGD	6,719	4,843,000	4,904,070	—	(61,070)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	32,740	24,059,843	23,895,686	164,157	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	3,586	2,603,000	2,617,224	—	(14,224)
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	38,842,261	31,613,000	31,261,672	351,328	—
Expiring 06/15/22	HSBC Bank PLC	KRW	5,386,042	4,258,000	4,334,884	—	(76,884)
Expiring 06/15/22	HSBC Bank PLC	KRW	2,807,593	2,198,000	2,259,654	—	(61,654)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	5,845,535	4,610,000	4,704,701	—	(94,701)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	4,890,795	3,924,000	3,936,291	—	(12,291)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	3,465,091	2,748,000	2,788,832	—	(40,832)
Expiring 06/15/22	Standard Chartered Bank	KRW	6,291,883	5,028,000	5,063,938	—	(35,938)
Expiring 06/15/22	Standard Chartered Bank	KRW	5,356,254	4,208,000	4,310,909	—	(102,909)
Swiss Franc,
Expiring 07/19/22	Barclays Bank PLC	CHF	804	865,190	840,341	24,849	—
Thai Baht,
Expiring 06/15/22	Goldman Sachs International	THB	72,791	2,122,000	2,127,978	—	(5,978)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	1,708,761	51,557,207	49,954,073	1,603,134	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	159,471	4,739,000	4,662,002	76,998	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	99,519	2,893,000	2,909,337	—	(16,337)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	89,867	2,615,000	2,627,183	—	(12,183)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	86,042	2,521,000	2,515,352	5,648	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	139,145	4,152,000	4,067,783	84,217	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	Goldman Sachs International	THB	128,833	$3,772,000	$3,781,069	$—	$(9,069)
Expiring 09/21/22	HSBC Bank PLC	THB	73,475	2,147,000	2,156,384	—	(9,384)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	652,491	19,121,162	19,149,739	—	(28,577)
				$837,924,141	$832,504,005	9,466,363	(4,046,227)
						$16,196,581	$(6,759,446)
Credit default swap agreements outstanding at May 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	400	$97,491	$583	$96,908	Goldman Sachs International
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	400	(8,158)	583	(8,741)	Goldman Sachs International
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	600	(7,270)	874	(8,144)	Goldman Sachs International
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	2,400	128,333	3,497	124,836	Goldman Sachs International
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	400	(7,790)	583	(8,373)	Goldman Sachs International
People’s Republic of China (D01)	06/20/27	1.000%(Q)	2,400	(38,464)	3,497	(41,961)	Goldman Sachs International
Republic of Argentina (D01)	06/20/27	1.000%(Q)	400	271,598	583	271,015	Goldman Sachs International
Republic of Chile (D01)	06/20/27	1.000%(Q)	600	(4,848)	874	(5,722)	Goldman Sachs International
Republic of Colombia (D01)	06/20/27	1.000%(Q)	1,200	57,118	1,749	55,369	Goldman Sachs International
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	1,800	(3,519)	2,623	(6,142)	Goldman Sachs International
Republic of Panama (D01)	06/20/27	1.000%(Q)	400	1,591	583	1,008	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Credit default swap agreements outstanding at May 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Peru (D01)	06/20/27	1.000%(Q)	600	$496	$874	$(378)	Goldman Sachs International
Republic of Philippines (D01)	06/20/27	1.000%(Q)	400	(1,824)	583	(2,407)	Goldman Sachs International
Republic of South Africa (D01)	06/20/27	1.000%(Q)	2,400	140,587	3,497	137,090	Goldman Sachs International
Republic of Turkey (D01)	06/20/27	1.000%(Q)	2,400	556,405	3,497	552,908	Goldman Sachs International
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	400	260,165	583	259,582	Goldman Sachs International
State of Qatar (D01)	06/20/27	1.000%(Q)	400	(7,948)	583	(8,531)	Goldman Sachs International
United Mexican States (D01)	06/20/27	1.000%(Q)	2,400	23,655	3,497	20,158	Goldman Sachs International
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	2,000	487,455	3,255	484,200	Goldman Sachs International
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	2,000	(40,790)	3,255	(44,045)	Goldman Sachs International
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	3,000	(36,350)	4,882	(41,232)	Goldman Sachs International
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	12,000	641,666	19,529	622,137	Goldman Sachs International
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	2,000	(38,952)	3,255	(42,207)	Goldman Sachs International
People’s Republic of China (D02)	06/20/27	1.000%(Q)	12,000	(192,318)	19,529	(211,847)	Goldman Sachs International
Republic of Argentina (D02)	06/20/27	1.000%(Q)	2,000	1,357,991	3,255	1,354,736	Goldman Sachs International
Republic of Chile (D02)	06/20/27	1.000%(Q)	3,000	(24,241)	4,882	(29,123)	Goldman Sachs International
Republic of Colombia (D02)	06/20/27	1.000%(Q)	6,000	285,589	9,765	275,824	Goldman Sachs International
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	9,000	(17,596)	14,647	(32,243)	Goldman Sachs International
Republic of Panama (D02)	06/20/27	1.000%(Q)	2,000	7,956	3,255	4,701	Goldman Sachs International
Republic of Peru (D02)	06/20/27	1.000%(Q)	3,000	2,481	4,882	(2,401)	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Credit default swap agreements outstanding at May 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D02)	06/20/27	1.000%(Q)	2,000	$(9,122)	$3,255	$(12,377)	Goldman Sachs International
Republic of South Africa (D02)	06/20/27	1.000%(Q)	12,000	702,938	19,529	683,409	Goldman Sachs International
Republic of Turkey (D02)	06/20/27	1.000%(Q)	12,000	2,782,025	19,529	2,762,496	Goldman Sachs International
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	2,000	1,300,824	3,255	1,297,569	Goldman Sachs International
State of Qatar (D02)	06/20/27	1.000%(Q)	2,000	(39,742)	3,255	(42,997)	Goldman Sachs International
United Mexican States (D02)	06/20/27	1.000%(Q)	12,000	118,277	19,529	98,748	Goldman Sachs International
				$8,745,709	$191,886	$8,553,823

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	20,000	2.698%	$(1,450,569)	$(48,940)	$(1,401,629)	Goldman Sachs International
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	100,000	2.698%	(7,252,846)	(262,043)	(6,990,803)	Goldman Sachs International
					$(8,703,415)	$(310,983)	$(8,392,432)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Credit default swap agreements outstanding at May 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Ashford Hospitality Trust, Inc.	06/27/22	1.250%(M)	5,992	*	$7,483	$(180)	$7,663	Goldman Sachs International
Bank of America Funding Corp.	06/28/22	0.500%(M)	5,796	*	403	(70)	473	Goldman Sachs International
BSREP Commercial Mortgage Trust	06/27/22	1.250%(M)	1,775	*	2,217	(53)	2,270	Goldman Sachs International
CEDR Trust	06/27/22	1.250%(M)	1,217	*	1,520	(37)	1,557	Goldman Sachs International
Chase Mortgage	06/28/22	0.500%(M)	525	*	37	(6)	43	Goldman Sachs International
Citigroup Mortgage Loan Trust	06/28/22	1.000%(M)	5,498	*	764	(133)	897	Goldman Sachs International
COMM Mortgage Trust	06/27/22	1.250%(M)	9,797	*	12,235	(295)	12,530	Goldman Sachs International
COMM Mortgage Trust	06/27/22	1.250%(M)	1,319	*	1,647	(40)	1,687	Goldman Sachs International
CRSNT Trust	06/27/22	1.250%(M)	3,183	4.670%	3,974	(96)	4,070	Goldman Sachs International
Federal Home Loan Mortgage Corp.	06/27/22	1.250%(M)	4,606	4.670%	5,751	(139)	5,890	Goldman Sachs International
Federal Home Loan Mortgage Corp.	06/27/22	1.250%(M)	3,992	4.670%	4,985	(120)	5,105	Goldman Sachs International
Federal Home Loan Mortgage Corp.	06/27/22	1.250%(M)	2,326	*	2,905	(70)	2,975	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Credit default swap agreements outstanding at May 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Federal Home Loan Mortgage Corp.	06/27/22	1.250%(M)	722	*	$902	$(22)	$924	Goldman Sachs International
Federal Home Loan Mortgage Corp.	06/27/22	1.250%(M)	573	4.670%	716	(17)	733	Goldman Sachs International
Federal Home Loan Mortgage Corp.	06/27/22	1.250%(M)	320	*	400	(10)	410	Goldman Sachs International
GS Mortgage Securities Trust	06/27/22	1.250%(M)	780	4.180%	974	(23)	997	Goldman Sachs International
GS_21-PJ2A††	06/14/22	0.500%(M)	16,243	0.500%	13,984	(1,676)	15,660	Goldman Sachs International
GS_21-PJA††	06/14/22	0.250%(M)	31,316	*	13,481	(1,615)	15,096	Goldman Sachs International
IMPAC CMB Trust	06/28/22	0.500%(M)	651	*	45	(8)	53	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	06/27/22	1.250%(M)	3,547	*	4,429	(107)	4,536	Goldman Sachs International
Lehman XS Trust	06/28/22	0.500%(M)	1,195	*	83	(14)	97	Goldman Sachs International
PRET LLC	06/28/22	0.500%(M)	585	*	41	(7)	48	Goldman Sachs International
Residential Accredit Loans	06/28/22	0.500%(M)	1,756	*	122	(21)	143	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Credit default swap agreements outstanding at May 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Tharaldson Hotel Potfolio Trust	06/27/22	1.250%(M)	4,934	4.670%	$6,162	$(148)	$6,310	Goldman Sachs International
UBS Barclays Commercial Mortgage Trust	06/27/22	1.250%(M)	1,734	*	2,166	(52)	2,218	Goldman Sachs International
					$87,426	$(4,959)	$92,385
††	The value of the contract, GS_21-PJA and GS_21-PJ2A, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom Pao	03/20/23	1.000%(Q)	2,175	$1,057,340	$986,608	$70,732	Barclays Bank PLC
Gazprom Pao	06/20/24	1.000%(Q)	1,515	861,813	999,065	(137,252)	Barclays Bank PLC
Russian Federation	06/20/25	1.000%(Q)	6,000	4,420,056	3,623,750	796,306	HSBC Bank PLC
United Mexican States	06/20/23	1.000%(Q)	35	(282)	47	(329)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	(241)	101	(342)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(81)	37	(118)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(81)	34	(115)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(80)	13	(93)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	(40)	7	(47)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,340	(22,897)	1,022	(23,919)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	180	(1,570)	648	(2,218)	Citibank, N.A.
				$6,313,937	$5,611,332	$702,605

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/22	1.000%(Q)	8,640	0.449%	$20,157	$3,510	$16,647	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Credit default swap agreements outstanding at May 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Bank of America Corp.	06/20/22	1.000%(Q)		9,500	0.423%	$22,300	$3,909	$18,391	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)		4,310	1.582%	(40,960)	12,252	(53,212)	Goldman Sachs International
Calpine Corp.	06/20/22	5.000%(Q)		10,000	1.194%	122,467	21,892	100,575	Credit Suisse International
Calpine Corp.	06/20/22	5.000%(Q)		6,000	1.194%	73,480	12,982	60,498	Credit Suisse International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	2,860	13.306%	(391,675)	39,148	(430,823)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,520	13.306%	(208,163)	21,568	(229,731)	Goldman Sachs International
Citigroup, Inc.	06/20/22	1.000%(Q)		7,780	0.499%	17,936	3,161	14,775	Goldman Sachs International
Delta Air Lines, Inc.	06/20/22	5.000%(Q)		2,320	1.339%	28,227	4,866	23,361	Credit Suisse International
Devon Energy Corp.	06/20/22	1.000%(Q)		7,260	0.467%	16,663	2,211	14,452	Barclays Bank PLC
Electricite de France SA	12/20/22	1.000%(Q)	EUR	5,550	0.585%	25,985	29,623	(3,638)	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		2,340	0.948%	28,977	4,422	24,555	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q)		8,050	0.319%	19,363	2,969	16,394	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		2,390	1.978%	291,632	378,000	(86,368)	Goldman Sachs International
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.858%	22,283	24,198	(1,915)	Goldman Sachs International
Hess Corp.	06/20/22	1.000%(Q)		10,650	0.402%	24,831	3,667	21,164	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		1,460	0.683%	12,266	11,633	633	Goldman Sachs International
Naturgy Energy Group SA	06/20/22	1.000%(Q)	EUR	9,550	0.485%	23,729	7,094	16,635	Goldman Sachs International
Newell Brands, Inc.	06/20/22	1.000%(Q)		6,460	0.345%	15,263	2,505	12,758	Barclays Bank PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Credit default swap agreements outstanding at May 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.692%	$(8,560)	$(11,016)	$2,456	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.692%	(389)	(351)	(38)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.692%	(389)	(298)	(91)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.692%	(156)	(144)	(12)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.692%	(155)	(141)	(14)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.692%	(155)	(118)	(37)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	2.692%	(78)	(60)	(18)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	3.345%	(102,310)	(90,438)	(11,872)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	3.651%	(10,982)	(8,681)	(2,301)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)	9,670	0.222%	23,779	4,031	19,748	Goldman Sachs International
Republic of Italy	09/20/22	1.000%(Q)	2,030	0.248%	8,843	5,764	3,079	Bank of America, N.A.
Republic of Ukraine	12/20/26	1.000%(Q)	1,100	59.419%	(711,482)	(281,948)	(429,534)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q)	6,000	205.681%	(4,410,869)	(3,614,662)	(796,207)	HSBC Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	0.948%	15,377	35,985	(20,608)	Goldman Sachs International
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	0.808%	47,868	87,277	(39,409)	Goldman Sachs International
					$(5,024,897)	$(3,285,190)	$(1,739,707)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Credit default swap agreements outstanding at May 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	455,285	$(6,087,792)	$(5,223,715)	$864,077

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	123,865	4.291%	$9,666,022	$4,569,745	$(5,096,277)
CDX.NA.HY.38.V1	06/20/27	5.000%(Q)	4,740	4.602%	196,908	124,046	(72,862)
					$9,862,930	$4,693,791	$(5,169,139)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,145	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	$72,023	$103,231	$31,208
GBP	4,196	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(262,597)	200,987	463,584
GBP	10,795	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(454,830)	666,066	1,120,896
GBP	11,795	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	38,964	843,387	804,423
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(120,374)	238,848	359,222
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(18,372)	42,722	61,094
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(18,242)	37,686	55,928
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(4,947)	19,042	23,989
					$(768,375)	$2,151,969	$2,920,344

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at May 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 60bps(Q)	Goldman Sachs International	7/14/22	(4,927)	$93,336	$—	$93,336
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at May 31, 2022:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at May 31, 2022
BNP Paribas S.A.	0.860%	05/03/22	$2,413,074	06/06/22	$2,413,074
BNP Paribas S.A.	0.860%	05/03/22	6,261,336	06/06/22	6,261,336
BNP Paribas S.A.	0.860%	05/03/22	3,359,319	06/06/22	3,359,319
BNP Paribas S.A.	0.860%	05/03/22	1,061,665	06/06/22	1,061,665
BNP Paribas S.A.	0.860%	05/03/22	1,041,964	06/06/22	1,041,964
BNP Paribas S.A.	0.860%	05/03/22	1,269,620	06/06/22	1,269,620
BNP Paribas S.A.	1.200%	05/03/22	926,250	06/06/22	926,250
BNP Paribas S.A.	1.200%	05/03/22	1,723,680	06/06/22	1,723,680
BNP Paribas S.A.	1.200%	05/03/22	1,644,094	06/06/22	1,644,094
BNP Paribas S.A.	1.200%	05/03/22	2,310,638	06/06/22	2,310,638
BNP Paribas S.A.	1.200%	05/03/22	7,686,260	06/06/22	7,686,260
BNP Paribas S.A.	1.200%	05/03/22	901,550	06/06/22	901,550
BNP Paribas S.A.	1.200%	05/03/22	844,550	06/06/22	844,550
BNP Paribas S.A.	1.200%	05/03/22	5,227,613	06/06/22	5,227,613
BNP Paribas S.A.	1.200%	05/03/22	3,459,188	06/06/22	3,459,188
BNP Paribas S.A.	1.200%	05/03/22	5,669,125	06/06/22	5,669,125
BNP Paribas S.A.	1.200%	05/03/22	2,881,350	06/06/22	2,881,350
BNP Paribas S.A.	1.200%	05/03/22	2,392,504	06/06/22	2,392,504
			$51,073,780		$51,073,780
The aggregate value of the Reverse Repurchase Agreements is $51,073,780. Corporate Bonds and U.S. Treasury Obligations with a combined market value of $53,153,270 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of May 31, 2022.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).